Organization and Summary of Significant Accounting Policies (Detail)	12 Months Ended
Dec. 31, 2012
Computer equipment and software [Member] | Minimum [Member]
Schedule estimated lives of property and equipment
Property, Plant and Equipment Useful Life	3 years
Computer equipment and software [Member] | Maximum [Member]
Schedule estimated lives of property and equipment
Property, Plant and Equipment Useful Life	5 years
Furniture and fixtures [Member] | Minimum [Member]
Schedule estimated lives of property and equipment
Property, Plant and Equipment Useful Life	5 years
Furniture and fixtures [Member] | Maximum [Member]
Schedule estimated lives of property and equipment
Property, Plant and Equipment Useful Life	7 years
Lab equipment [Member] | Minimum [Member]
Schedule estimated lives of property and equipment
Property, Plant and Equipment Useful Life	5 years
Lab equipment [Member] | Maximum [Member]
Schedule estimated lives of property and equipment
Property, Plant and Equipment Useful Life	7 years
Machinery and equipment [Member] | Maximum [Member]
Schedule estimated lives of property and equipment
Property, Plant and Equipment Useful Life	5 years
Leasehold improvements [Member] | Minimum [Member]
Schedule estimated lives of property and equipment
Property, Plant and Equipment Useful Life	5 years
Leasehold improvements [Member] | Maximum [Member]
Schedule estimated lives of property and equipment
Property, Plant and Equipment Useful Life	17 years